Segment Reporting (Details) - Schedule of Operating Segments - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenues (Losses)	$ 21,091,244	$ (2,482,500)	$ 24,992,712
Commissions and fees	3,418,398	3,198,934	3,317,692
Compensation and benefits	4,099,852	3,620,506	4,069,203
Occupancy	870,254	826,254	778,881
Communication and technology	3,059,462	3,392,794	1,929,981
General and administrative	1,432,148	1,228,572	2,016,582
Crypto currencies			1,163,846
Professional fees	3,407,365	3,716,839	3,836,817
Research and development	7,115	4,693,995	1,205,040
Service fees	2,352,832	1,956,785	3,574,579
Interest	2,413,102	2,334,598	1,608,100
Depreciation and amortization	1,795,011	2,032,386	916,916
Marketing	4,196,795	3,743,567	913,675
Payment service charge		(12,407)	(181,249)
Change in fair value of warrant liabilities	(565,313)	(1,260,354)	470,804
Impairment of fixed assets		1,690,028
Impairment of cryptocurrencies		293,619
Other operating expenses	430,214	32,406	144,175
Total operating expenses	26,917,235	31,488,522	25,765,042
Income (loss) from operations	(5,825,991)	(33,971,022)	(772,330)
Total segment assets	74,544,586	86,634,384	148,916,831
Futures and securities brokerage services [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	2,570,495	3,284,729	2,800,543
Commissions and fees	1,606,210	2,297,341	2,037,619
Compensation and benefits	997,602	953,213	1,083,943
Occupancy
Communication and technology	471,918	459,263	437,629
General and administrative	226,802	101,143	89,040
Crypto currencies
Professional fees	24,411	17,496	14,281
Research and development
Service fees
Interest
Depreciation and amortization	419	539	2,027
Marketing	1,673	3,185	2,171
Payment service charge
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses	358,074	6,499	1,224
Total operating expenses	3,687,109	3,838,679	3,667,934
Income (loss) from operations	(1,116,614)	(553,950)	(867,391)
Total segment assets	4,444,667	11,388,786	4,097,364
CFD trading [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	19,326,140	(6,694,312)	8,700,009
Commissions and fees		7,863	63,654
Compensation and benefits
Occupancy	7,120	3,600	3,900
Communication and technology	225,636	340,408	418,227
General and administrative	33,492	57,372	393,005
Crypto currencies
Professional fees	50,432	106,533	136,755
Research and development
Service fees	433,734	470,791	449,765
Interest
Depreciation and amortization	576,944	800,000	640,326
Marketing	3,909	54,000	70,000
Payment service charge		(78,562)	(274,616)
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses			79,934
Total operating expenses	1,331,267	1,762,005	1,980,950
Income (loss) from operations	17,994,873	(8,456,317)	6,719,059
Total segment assets	30,862,233	13,468,277	12,028,984
TRS trading [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	(2,342,395)	(595,871)	13,182,716
Commissions and fees	825,503	664,435	1,031,416
Compensation and benefits
Occupancy	7,120	3,600	3,900
Communication and technology	225,636	340,408	698,262
General and administrative	33,492	57,372	78,616
Crypto currencies
Professional fees	50,432	106,533	136,755
Research and development
Service fees	342,367	951,857	2,730,596
Interest	1,880,282	1,675,946	804,621
Depreciation and amortization	576,944	800,000	93,007
Marketing	3,909	54,000
Payment service charge		66,155	93,367
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	3,945,685	4,720,306	5,670,540
Income (loss) from operations	(6,288,080)	(5,316,177)	7,512,176
Total segment assets	31,563,234	43,725,609	112,623,891
OTC Stock option trading [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	(798,725)
Commissions and fees
Compensation and benefits
Occupancy	7,120
Communication and technology	225,636
General and administrative	33,492
Crypto currencies
Professional fees	50,432
Service fees	342,367
Depreciation and amortization	576,944
Marketing	3,909
Change in fair value of warrant liabilities
Impairment of fixed assets
Impairment of cryptocurrencies
Other operating expenses
Total operating expenses	1,239,900
Income (loss) from operations	(2,038,625)
Total segment assets	1,801,095
Other [Member]
Segment Reporting Information [Line Items]
Revenues (Losses)	2,335,729	1,522,954	309,444
Commissions and fees	986,685	229,295	185,003
Compensation and benefits	3,102,250	2,667,293	2,985,260
Occupancy	848,894	819,054	771,081
Communication and technology	1,910,636	2,252,715	375,863
General and administrative	1,104,870	1,012,685	1,455,921
Crypto currencies			1,163,846
Professional fees	3,231,658	3,486,277	3,549,026
Research and development	7,115	4,693,995	1,205,040
Service fees	1,234,364	534,137	394,218
Interest	532,820	658,652	803,479
Depreciation and amortization	63,760	431,847	181,556
Marketing	4,183,395	3,632,382	841,504
Payment service charge
Change in fair value of warrant liabilities	(565,313)	(1,260,354)	470,804
Impairment of fixed assets		1,690,028
Impairment of cryptocurrencies		293,619
Other operating expenses	72,140	25,907	63,017
Total operating expenses	16,713,274	21,167,532	14,445,618
Income (loss) from operations	(14,377,545)	(19,644,578)	(14,136,174)
Total segment assets	$ 5,873,357	$ 18,051,712	$ 20,166,592